LoanID	Date of 1st Collection Comments	Date of Last Collection Comments	Final Current Event Level	Current Exceptions	Collection Comments
300002	12/1/2012	11/21/2013	1
It appears that this loan may perform. The loan is due for 11/01/2013 with the last payment received on 10/30/2013. Reason for default was cited as curtailment of income. The loan was brought current 10/30/2013 which subsequently the borrower has maintained in good standing. No loss mitigation options were explored as the borrower cured the delinquencies without assistance.

300006	3/1/2013	2/6/2014	1
It appears that the loan will perform.  The loan is due for 03/01/2014; last payment was received 02/03/2014.  The loan fell 30 days delinquent in January 2014.  The borrower cured the delinquency without intervention.  Reason for default is unknown.  No borrower contact was established during the review period.  Skip tracing efforts have been performed.

300008	3/1/2013	2/6/2014	1	[1] Delinquent Taxes - Delinquent taxes, but not tax sale
It appears that the loan will perform. The loan is due for 2/1/2014 with the most recent payment received on 1/9/2014. There is no evidence of delinquency during the review period. There is no current loss mitigation activity. Commentary on 2/6/2014 refers to taxes due in the amount of $1278.84 with XXX County; comments indicated the taxes were not paid at closing and the next installment would be due on 4/10/2014. The last communication made with the borrower was on 1/31/2014. No skip trace activities performed during the review period.

300009	3/1/2013	2/6/2014	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve
It appears that the loan will perform.  The loan is next due for 03/01/2014; most recent payment received was on 02/04/2014.  There is no evidence of delinquency.  The borrower submitted a dispute on 02/02/2013 regarding a late fee assessed in 09/2013.  A late fee waiver request was submitted thought there is no indication of the dispute being resolved.

300010	3/1/2013	2/6/2014	1		It appears that the loan will perform. The loan is due for 03/01/14; most recent payment was received on 02/04/14. No evidence of delinquency noted within the review period.
300012	3/1/2013	2/6/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment was received on 01/09/2014. There is no evidence of delinquency. The current servicer sent a welcome letter on 06/27/2013.

300013	3/1/2013	2/6/2014	1
It appears that the loan will perform. The loan is due for 03/01/2014; the last payment was received on 02/05/2014. There is no evidence of delinquency. The current servicer sent a welcome letter on 07/10/2013.

300015	3/1/2013	2/6/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment was received 01/07/2014.  There is no evidence of delinquency.  Last borrower contact was 08/06/2013; the co-borrower called to privatize the account.

300016	3/1/2013	2/6/2014	3	[3] MI Not Being Paid As Required	It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/13/14. No evidence of delinquency noted within the review period.
300018	3/1/2013	2/6/2014	3	[3] MI Not Being Paid As Required	It appears the loan will perform. The loan is next due for 03/01/2014; last payment received 02/03/2014. There is no evidence of delinquency.
300025	3/1/2013	2/14/2014	2	[2] Verbal Dispute - Servicer responded and issue open with active efforts to resolve [1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
It appears that the loan will perform. The loan is due for 02/01/2014; most recent payment was received on 01/31/2014. The reason for default is unknown. The account has remained in good standing since it was brought current on 12/30/2013. A loan modification was completed on the loan on XXX with first payment due 04/XX/2013. Commentary dated 02/21/2013 & 11/06/2013 XXX is the authorized third party, Personal representative for theXXX account. Commentary dated 11/06/2013 reflects borrower disputed the amount paid by servicer for the homeowner's insurance policy. Agent contacted servicer on 11/19/2013 and informed borrower in the process of making changes to current insurance policy, with no evidence the servicer received policy with $1500 premium as borrower intends to have.

300026	3/1/2013	2/12/2014	1
It appears this loan will perform. The loan is next due 02/01/2014; most recent payment received was on 12/31/2013. The reason for default is reduced income. The last contact with borrower was on 02/12/2014. The borrower fell into delinquency several times during the review period, the last time on September 9 of 2013 and was cured by the borrower without assistance on 10/31/2013. There is no further evidence of delinquency in the review period. A property inspection conducted on 11/06/2013 reported the property as vacant.

300030	3/1/2013	2/13/2014	1
It appears that the loan will perform. The loan is next due for 2/01/2014; the most recent payment received was on 2/10/2014.  The account is currently in collections. The reason for delinquency is borrower illness. The account was approved for a modification with a 3.0% interest rate and a 10/1 ARM with a "Interest Only" period of 10 years, with the term extended back out to 360 months, according to commentary on 6/27/2013. The modification was completed on 8/XX/2013 with the next principal and interest payment of $132.04, to be due on 9/XX/2013. The account has since defaulted on 12/01/2013.

300034	3/1/2013	2/12/2014	1
It appears the loan will perform with intervention. The loan is currently due for 03/01/2014; last payment was received on 02/05/2014. Reason for default is excessive obligations. The account is in collections. The Servicer granted the borrower a permanent loan modification on 10/XX/2013; the borrower's payment history reflects the loan went back into delinquency on 01/01/2014. There are no workout plans currently in process.

300037	3/1/2013	2/12/2014	1		It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/16/14. There is no evidence of delinquency within the review period.
300038	3/1/2013	2/13/2014	1
It appears the loan will perform with intervention.  The loan is due for 02/01/2014; the last payment was received on 01/31/2014. The loan is current.  There was one 30 days delinquent on account within the review period; however two payments were made the following month to bring account current.  Borrower indicated that his ex-wife lives in the property and in charge of payments; their divorce was not finalized as of 01/18/2013 so property was not awarded to one of them, no notation of borrower advising if divorce has been finalized.  A modification was requested on 04/09/2012 due to borrower was hurt on his job and now receives SSI/Disability; modification was approved on 05/XX/2012 and completed on 05/XX/2012. The loan was also referred for foreclosure; however fee was approved for foreclosure to be dismissed on 04/XX/2013, no note showing that the dismissal was confirmed.   No title issues noted.  Lender placed hazard insurance was paid for on 08/20/2013 IAO $1258.37 via escrow funds.  No property inspection results or updated property values have been provided.

300041	3/1/2013	2/12/2014	1
It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 02/05/14.  Reason for default is unknown. The borrower was able to cure the delinquency without assistance.

300042	3/1/2013	2/13/2014	1
It appears that this loan may perform. The loan is due for 03/01/2014 with the last payment received on 02/05/2014. The reason for default is cited as unemployment. The borrower had filed for chapter 13 bankruptcy in XX (case XXX). The motion for relief was filed on 04/XX/2013 and was granted on 05/XX/2013. The borrower had requested modification 06/17/2013. The modification was approved on 07/XX/2013 with the initial payment due on 11/XX/2013. There is no reference to any tax, title or lien issues.

300044	3/1/2013	2/12/2014	1
It appears that the loan will perform. The loan is due for 02/01/14; most recent payment was received on 01/17/14.  Reason for default is unknown. The borrower was able to cure the delinquency without assistance.

300046	3/1/2013	2/13/2014	3	[3] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is due for 01/01/2014; the last payment was received on 02/03/2014. Reason for delinquency is unknown. There is no evidence of loss mitigation efforts.

300049	3/1/2013	2/12/2014	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs
It appears that the loan will perform. The loan is next due for 03/01/2014; the most recent payment received was on 02/04/2014. There is no evidence of delinquency during the review period. The commentary dated 10/31/2013 indicates the approval for the insurance claims check in the amount of $8,022.96 to be endorsed for the hail damage that occurred to the roof. There is no mention of 100 percent of the repairs being completed.

300050	3/1/2013	2/13/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 01/01/2014; the most recent payment was received on 01/15/2014. RFD was not specified. Commentary dated 07/06/2013 indicates that one borrower is on active military duty. The borrowers' Chapter 13 Bankruptcy (case # XX) was dismissed on 02/XX/2013; file date is not noted. The loan was modified on 04/XX/2013 with term extended and has re-defaulted. Commentary dated 07/XX/2013 indicates that the loan was in foreclosure status prior to the bankruptcy filing and is now closed and billed. Commentary dated 02/06/2014 indicates that the borrowers' phone is disconnected and they are unable to contact.

300052	3/1/2013	2/13/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; the last payment was received on 01/14/2014.  The loan is current.  A modification was approved on 03/25/2013 and completed on 04/XX/2013 and payments have been current subsequent to modification being completed.  No title issues noted.  HOI IAO $417.00 paid on 03/21/2013, city taxes IAO $277.10 paid on 07/25/2013, and county taxes IAO $356.97 paid on 11/25/2013.  No property inspection results or updated property values have been provided.

300053	3/1/2013	2/12/2014	1
It appears the loan will perform. The loan is currently due for 03/01/2014; last payment was received on 02/05/2014. There is no evidence of delinquency during the review period. The borrower filed a chapter 7 bankruptcy, case number XX, on 03/XX/2012 which was discharged on 07/XX/2012.

300058	3/1/2013	2/12/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 01/01/14; most recent payment was received on 01/15/14.  Reason for default is cited as curtailment of income. There is no evidence of any loss mitigation efforts at this time.

300060	3/1/2013	2/12/2014	1
It appears that this loan will perform.  The loan is next due for 02/01/2014; the most recent payment received was on 01/13/2014.  The reason for default is cited as curtailment of income. The borrower was able to cure the prior account delinquency without assistance. Commentary reflects the loan was previously in foreclosure (FC).  The loan was referred and closed prior to the review period.  Commentary reflects the borrower was approved for a modification with an effective date prior to the review period.

300063	3/1/2013	2/12/2014	1
It appears the loan will perform. The loan is due for 02/01/2014; the most recent payment was received on 12/23/2013. There was no evidence of delinquency during the review period. Comments reflect that the borrower received assistance from the Hardest Hit Funds program beginning March 2013 through December 2013.

300071	3/1/2013	2/13/2014	3	[3] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is due for 01/01/2014; the last payment was received on 01/24/2014. The reason for delinquency is unknown. The account is currently in collections with no evidence of foreclosure activity. Commentary on 03/01/2013 reflects that the loan was modified prior to the review period. The last customer contact was on 01/23/2014; discussed escrow.

300073	3/1/2013	2/13/2014	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
It appears that this loan will perform. The account is due for 3/1/2014, with the last payment received on 2/10/14.  The reason for default is due to deceased borrower, co borrower is overextended and is considering selling the home.  The loan was in default but was brought current on 10/23/13 with no further evidence of delinquency.  On 9/16/13 loss mitigation put borrower on a 3 month repayment plan beginning with a down payment of $459.72 on 9/23/13 and three payments of $919.44 on 10/25/13, 11/25/13, and 12/25/13.  Loss mitigation has discussed the possibility of a modification if the borrower is interested in retaining the property.

300076	3/1/2013	2/14/2014	1
It appears this loan will perform.  The loan is due for 03/01/2014; most recent payment received on 01/13/2014.  Reason for delinquency is curtailment of income.  Borrower cured the delinquency on 07/09/2013; there has been no delinquency since that time.

300083	3/1/2013	2/13/2014	1		It appears that this loan will perform. The loan is next due for 03/01/2014; most recent payment received was on 02/11/2014. There is no evidence of delinquency.
300084	3/1/2013	2/13/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is due for 01/01/2014; most recent payment was received on 01/31/2014. The reason for delinquency is unknown. On 01/24/2014, a demand letter was sent.  There was no contact with the borrower during the review period.

300085	3/1/2013	2/13/2014	1
It appears the loan will perform. The loan is currently due for 02/01/14; last payment was received on 01/10/14. Reason for default is loss of income. The Servicer granted the borrower a permanent loan modification on 04/11/13; the borrower's payment history reflects no further evidence of delinquency. The borrower filed a chapter 13 bankruptcy, case number XX, prior to the review period which was converted to a chapter 7 on 12/XX/12 and discharged on 03/XX/13.

300089	3/1/2013	2/13/2014	1
It appears that the loan will perform.  The loan is due for 02/01/2014; last payment received was on 01/16/2014.  Reason for default is unknown.  The loan was previously in foreclosure.  There is no evidence in commentary when the loan was referred to foreclosure.  The foreclosure was closed and billed on 11/XX/2013.  There is evidence of loss mitigation activity.  The borrower paid $20,000 on 10/04/2013 (12 payments @ $1604.58 and $745 placed in suspense) and making the loan due for  10/01/12.  The borrower was approved for a loan modification which was completed on 11/XX/2013 (advancing the due date from 10/01/12 to next due for 12/01/13).

300091	3/1/2013	2/13/2014	1
It appears that the loan will perform. The loan is due for 02/01/2014; the last payment was received on 01/10/2014. There is no evidence of delinquency during the review period. A permanent account comment reflects that the loan was modified prior to the review period.

300093	3/1/2013	2/13/2014	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention.  The loan is due for 01/01/2014; last payment was received on 12/31/2013. The reason for default is unknown.  The loan is delinquent; however, no loss mitigation efforts are actively being pursued by the borrower. The borrower was able to cure the prior delinquencies without assistance.  There has been no recent contact from the borrower; skip tracing efforts have not been performed.

300094	3/1/2013	2/13/2014	2	[2] Currently Delinquent Mortgage
It appears the loan will perform with intervention. The loan is currently due for 12/01/13; last payment was received on 12/05/13. Reason for default is unknown. The account is in collections. The Servicer has had limited contact with the borrower during the review period. There are no workout plans currently in process. The collection notes indicate the subject loan was previously granted a loan modification which the borrower re-defaulted on prior to the review period.

300099	3/1/2013	2/13/2014	1
It appears that the loan will perform. The loan is due for 2/1/2014 with the most recent payment received on 1/14/2014. There is evidence of delinquency during the review period; account was brought current on 12/13/2013. The reason for default was cited as excessive obligations. There is no current loss mitigation activity. The last communication with the borrower was on 1/14/2014. No skip trace activities performed during the review period.

300101	3/1/2013	2/13/2014	1
It appears the loan will perform. The loan is currently due for 03/01/14; last payment was received on 01/31/14. Reason for default is excessive obligations. The Servicer granted the borrower a permanent loan modification on 07/XX/13; the borrower's payment history reflects no further evidence of delinquency.

300103	3/1/2013	2/14/2014	2	[2] Currently Delinquent Mortgage
It appears that this loan may perform with intervention. The loan is due for 1/1/2014 with last payment received 1/7/2014. Reason for default is cited as curtailment of income. The loan has been a recurring 30 days delinquent and funds to cure default were received on 4/30/2013 and 8/27/2013 without assistance, but subsequently defaulted. Comments indicate the property is tenant occupied. The borrower filed chapter 13 bankruptcy case #XX which was discharged 3/XX/2012.

300104	3/1/2012	2/27/2014	1
It appears the loan will perform with intervention. The loan is next due for 02/01/2014; the date the last payment was received was 02/26/2014. Reason for default is loss of income. The borrower has stated their intention to retain the subject property but has not applied for any loss mitigation assistance during the review period. There are no workout plans currently in process.  The borrower filed a chapter 7 bankruptcy, case number XX, on 04/XX/2012 which was discharged on 07/XX/2012. The collection notes indicate the Servicer granted the borrower a HAMP loan modification on 08/XX/2010 which the borrower defaulted on prior to the review period. There have been no foreclosure steps initiated against the subject property during the review period.

300106	3/1/2013	2/13/2014	1
It appears that the loan will perform. The loan is next due for 02/01/2014; most recent payment was received on 01/24/2014. The loan was last delinquent on 01/01/2014. The borrower was able to cure the delinquency on 01/24/2014 without loss mitigation assistance.

300109	5/1/2012	4/30/2014	1
It appears that this loan will perform. The loan is due for 05/01/2014 and the last payment date is 04/21/2014. RFD is excessive obligations. The subject loan was approved for a loan modification. The modification was applied to the subject loan on 09/XX/2013 advancing the due date to next due for 10/XX/2013. There is no evidence of delinquent taxes or title issues. There is no evidence of property damage. There is no BPO value listed in the commentary.

300113	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 06/01/2014; last payment received was 04/22/2014. Reason for delinquency is excessive obligations. The loan was previously in foreclosure that was closed and billed 04/30/2013 due to the loan being reinstated with a lump sum payment on 4/29/13. There are comments 04/16/2013 indicating there was a skip in the chain of title. Comments indicate a Corrective Assignment was prepared and the chain of title was corrected on 4/XX/13. There is no indication of a BPO value being returned or damage to the subject property. There are no indications of an insufficient funds office.

300117	5/1/2012	4/30/2014	3	[3] Missing Mod1
It appears this loan will perform.  The loan is due for 05/01/2014; most recent payment was received on 04/16/2014.  The reason for delinquency is unknown.  The borrower was placed on a repayment plan outside the review period and it was honored; however, it did not bring the loan current due to escrow issues as cited on 06/20/2012.  The repayment plan was extended and was completed as of 02/XX/2013.  Skip tracing methods were evident.

300119	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is next due for 04/20/2014; most recent payment was received on 04/14/2014. An RFD for excessive obligations was received around the time of the servicer transfer. There is no evidence of any foreclosure or bankruptcy activity. A pre-approved modification agreement was sent to the borrower on 09/12/2013. There is no reference to any contact being established with the borrower in the comments provided for review; despite the multiple call attempts. The last attempt to contact the borrower was made on 04/08/2014. However, the notes indicated a final approval for a modification was received from management on 01/XX/2014. The pay history indicated the modification was applied to the account on 01/XX/2014 to bring the loan due for 02/XX/2014. Skip tracing was performed on 09/20/2013. There is no mention of either a BPO or property inspection being performed.

300149	6/1/2012	5/9/2014	1		It appears that the loan will perform. The loan is due for 06/01/2014; last payment received was on 05/05/2014. There is no evidence of delinquency during the review period.
300154	12/1/2012	11/5/2013	3	[3] Missing Mod1 [2] Currently Delinquent Mortgage
It appears the loan will perform with intervention.  The loan is due for 10/01/2013.  The last payment received was on 09/30/2013.  RFD was cited as over-extended.   The loan is delinquent with no evidence of active loss mitigation efforts.  The last borrower contact was noted on 08/30/2013.

300158	6/1/2012	5/12/2014	3	[3] Currently Delinquent Mortgage [3] Borrower in BK - no relief granted [2] Mod1 Incomplete [2] Current Bankruptcy
It appears that the loan may perform with intervention. The loan is next due for 04/01/2014; the most recent payment received was on 03/28/2014. The reason for default is unknown. The loan is delinquent with no evidence of foreclosure activity. The commentary indicates that the loan is in an active chapter 13 bankruptcy; however, no bankruptcy filing information is provided in the commentary. No active loss mitigation is evident. Limited contact has been established with the borrower. Skip trace efforts have not been completed. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

300160	6/1/2012	5/12/2014	3	[3] Title Lien Issue
It appears that this loan will perform. The account is due for 05/01/2014; the most recent payment was received on 04/16/2014. There was no evidence of delinquency during the review period. Notes on 08/07/2012 indicate that the homeowner's association has filed a lien in the amount of $1,342.50, and a motion for default judgment was filed on 06/06/2012. However, during conversation on 02/25/2013, the borrower disclosed that the homeowner's association fees were paid in June 2012. Commentary does not denote resolution of the matter.

300161	6/1/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 05/01/2014; most recent payment received was 04/25/2014.  There is no evidence of delinquency during the review period.  The loan was modified prior to the review period on 08/XX/2010 and the borrower has remained current. Skip tracing efforts were performed.

300164	6/1/2012	5/12/2014	3	[3] MI Not Being Paid As Required [3] Performing Loan But Strong Possibility of Going Delinquent [1] Verbal Dispute - Servicer responded and appears issue is closed
It appears that the loan will perform with intervention. The loan is due for 05/01/2014; the last payment was received on 05/02/2014. The reason for default is reduced income.  Prior foreclosure proceedings were closed and billed on 08/XX/2013 as the borrower reinstated the account on 07/30/2013.  The account was declined for a HAMP modification on 06/05/2013 due to missing documentation.  A comment dated 06/05/2013 indicates that the borrower verbally disputed the decision and was upset with the miscommunication regarding the documents required. A HAFA solicitation letter was sent on 06/06/2013; there was no response from the borrower.  The servicer advised the modification was not guaranteed and the borrower agreed to reinstate the account on 07/30/2013. A property inspection was ordered 03/20/2013, the results were not reported.

300165	6/1/2012	5/12/2014	1
It appears the loan will perform. The loan is next due for 05/01/2014; last payment was received on 04/25/2014. Reason for default is excessive obligations. The Servicer granted the borrower a non-HAMP loan modification on 11/XX/2012; the borrower's payment history reflects the loan went back into delinquency on 08/01/2013. The borrower was able to bring their account current without loss mitigation assistance on 09/16/2013 and has since kept the loan in good standing. The collection notes reflect evidence of skip tracing efforts.

300169	6/1/2012	5/12/2014	3	[3] Missing Mod1
 It appears that the loan will perform. The loan is next due for 05/01/2014; most recent payment received was on 04/15/2014. The reason for default is unknown. The account fell into delinquency on August of 2012, and was cured by the borrower without assistance on 09/18/2012. There is no evidence of further delinquency in the commentary provided.

300171	6/1/2012	5/12/2014	1
It appears that the loan may perform.  The loan is due for 05/01/2014; the last payment was received on 04/15/2014. Commentary on 04/05/2012 states that the loan was modified via the HAMP program (no details provided); the loan was modified with the prior servicer.  On 10/27/2012 the borrower inquired about incentive being applied to the loan; the servicer confirmed on 12/01/2012 that the incentive is being applied towards the loan as principal reduction.  No title issues noted.  No property inspection results or updated property values have been provided.

300172	6/1/2012	5/12/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform.  The loan is due for 6/1/2014; most recent payment received was 5/6/2014.  Reason for default is curtailment of income.  The comments on 1/28/2013 indicate the XX requested information for reinstatement and unemployment assistance for the borrower with the Hardest Hit Fund program; this approved on 2/11/2013 with no further details provided. The comments on 6/1/2012 indicate the borrower had filed a bankruptcy that discharged; no further details provided. Skip tracing efforts had not been performed.  An exterior BPO had not been performed.

300177	5/1/2012	4/1/2014	3
[3]   Currently Delinquent Mortgage
[2]   Mod1 Incomplete
 [1]   Damaged/Occupied/FEMA Zone - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

It appears the loan will perform with intervention.  The loan is due for 03/01/2014; the last payment received was on 02/21/2014.  RFD was cited as death in family.  The pay history reflects six returned payments.    A three month loan extension was activated on 12/28/2012; the loan re-defaulted on 07/01/2013 with no additional loss mitigation efforts pursued.  The loan was last solicited for HAMP efforts on 2/04/2014.  Skip tracing efforts were evident.  The property is noted as occupied and located in a Hurricane XXX FEMA zone.  An insurance claim was filed for damages totaling $2,302.83 that occurred on 10/29/2012.  The borrower stated on 01/30/2013 they were working on repairs from damages caused by the hurricane; no evidence of completion or further mention of damages.

300182	5/1/2012	4/1/2014	1
It appears that the loan will perform. The loan is due for 04/01/2014 with the last payment received on 03/07/2014. Reason for default is unknown. The borrower has been able to bring the account current without assistance. No loss mitigation is required at this time.

300183	5/1/2012	4/1/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is next due for 04/01/2014; the most recent payment received was on 03/05/2014. There is no evidence of delinquency. Limited contact has been established with the borrower. Skip trace efforts have been completed on 09/24/2013. There are no indications of damage, tax, or title issues in the commentary provided.

300186	5/1/2012	4/30/2014	1
It appears that the loan will perform. The loan is due for 06/01/2014; most recent payment was received on 04/24/2014. Reason for default is cited as curtailment of income.  The borrower was able to cure the delinquency without assistance. The account is under a non-HAMP modification review. The borrower was advised of missing modification documents required on 06/02/2014. No further information regarding the modification is evident.

300187	5/1/2012	4/30/2014	3	[3] Currently Delinquent Mortgage [3] Missing Mod1
It appears the loan will perform with intervention. The loan is next due for 04/01/2014; last payment was received on 04/16/2014. Reason for default is unknown. The account is in collections. The Servicer has not been able to establish contact with the borrower during the review period and there is evidence of skip tracing efforts. There are no workout plans currently in process. There have been no foreclosure steps initiated against the subject property. The Servicer granted the borrower a loan modification, prior to the review period, on 11/25/2009; the date the loan first went back into delinquency is unknown.

300188	5/1/2012	4/30/2014	2	[2] Mod1 Incomplete
It appears that the loan will perform. The loan is next due for 05/01/2014; the most recent payment received was on 04/14/2014. The reason for default is unknown. The borrower was able to cure the prior delinquency on the loan without loss mitigation assistance and has remained in good standing. Limited contact has been established with the borrower. Skip trace efforts have not been completed. A value is not indicated in the review period. There are no indications of damage, tax, or title issues in the commentary provided.

300576	10/1/2013	9/30/2015	1
It appears that the loan will perform. The loan is due for 10/01/2015; the last payment received was on 09/01/2015. Reason for default is unknown. There is no evidence of bankruptcy or any active loss mitigation. There is no indication of a BPO or a property inspection conducted. There is no evidence of any title, tax or damage issues reported; however, commentary on 06/01/2015 reflects there may have been delinquent taxes. Additional information about taxes was not disclosed.

300578	10/1/2013	9/30/2015	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention. The loan is due for 9/1/2015; most recent payment received was 9/4/2015. Reason for default is illness of family member. There is evidence of delinquency present. The loan was previously modified. The borrower pursued additional assistance and was approved for a 1 month extension on 11/26/2014. There is evidence of insufficient fund applications present.

300584	10/1/2013	9/30/2015	3	[3] Gap In Payment History
It appears that this loan will perform. The loan is next due for 10/01/2015; the last payment was received on 09/17/2015. The reason for default is unknown. The loan was delinquent four times within the available review. The borrower cured this delinquency without loss mitigation assistance. Per commentary dated 09/10/2015 the loan was modified under a non government plan prior to the review. There were no BPO's ordered during the review. There are no indications of damage, tax or title issues in the commentary provided.

300591	10/1/2013	9/30/2015	2	[2] Currently Delinquent Mortgage [2] Mod1 Incomplete
It appears that the loan will perform with intervention. The loan is due for 08/09/2015; most recent payment was received on 07/27/2015. Reason for delinquency is unknown. The loan is delinquent. Comments reflect the 45 day letter was sent on 09/19/2015. There is no evidence of loss mitigation activity or borrower contact within the review period. Skip tracing is evident.

300593	10/1/2013	9/30/2015	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention.  The loan is due for the 9/1/15 payment; last payment was received on 8/14/15.  Reason for delinquency was borrower's travel schedule.  The loan is delinquent.  The most recent contact with the borrower occurred on 9/16/15 at which time the borrower stated they would be making their September payment within the next few days.  The servicer consistently offered to set up automatic drafts for the monthly payment since the borrower has stated they spend the majority of their time traveling for business and has had difficulty maintaining regular payments, but the borrower declined.  There was no evidence of loss mitigation discussions with the borrower, but the loan was previously modified.  The most recent inspection was conducted on 8/4/15 and showed the property to be occupied and maintained.

300595	10/1/2013	9/30/2015	2	[2] Currently Delinquent Mortgage
It appears that the loan may perform with intervention.  The loan is due for 09/01/2015; most recent payment was received on 09/15/2015. Reason for default is cited as excessive obligations. The borrower declined loss mitigation assistance and is attempting to cure the delinquency without assistance; borrower is expecting a settlement soon to cure the default.

300597	10/1/2013	9/30/2015	2	[2] Currently Delinquent Mortgage
It appears that the loan will perform with intervention. The loan is next due for 09/01/2015; most recent payment was received on 09/02/2015. The RFD is unknown. The collection comments were limited due to minimal borrower contact. There was no evidence of any foreclosure or bankruptcy activity. The last contact with the borrower was established on 03/12/2015, at which time the borrower was advised of the total amount due. There was no mention of any loss mitigation activity in the past 12 months. The notes reflected multiple attempts to contact the borrower in efforts to discuss the account; the last attempt was made on 09/30/2015. The notes did not reference either a property inspection or BPO being performed.

300687	12/1/2012	11/7/2015	1		It appears that this loan will perform. The loan is due for 12/01/2013 with the last payment received on 11/11/2013. There is no indication of a default during the review period.